RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Statement of Cash Flows (Details) - USD ($)		3 Months Ended	4 Months Ended	5 Months Ended
	Oct. 27, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income attributable to PlayStudios, Inc.		$ 6,258,699	$ (7,620,693)	$ (7,620,693)
Change in fair value of warrant liabilities		$ 7,144,117	6,207,183	6,207,183
Allocation of IPO costs to warrant liabilities			720,885	720,885
Compensation expense - Private Warrants			453,667	453,667
Initial classification of Class A Ordinary Shares subject to possible redemption			185,930,930	185,930,930
Change in value of Class A Ordinary Shares subject to possible redemption			(6,399,560)	(6,399,560)
Initial classification of warrant liabilities	$ 18,738,667		18,738,667	$ 18,738,667
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income attributable to PlayStudios, Inc.			(238,958)
Initial classification of Class A Ordinary Shares subject to possible redemption			204,669,590
Change in value of Class A Ordinary Shares subject to possible redemption			(192,379)
Adjustments | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income attributable to PlayStudios, Inc.			(7,381,735)
Change in fair value of warrant liabilities			6,207,183
Allocation of IPO costs to warrant liabilities			720,885
Compensation expense - Private Warrants			453,667
Initial classification of Class A Ordinary Shares subject to possible redemption			(18,738,660)
Change in value of Class A Ordinary Shares subject to possible redemption			(6,207,181)
Initial classification of warrant liabilities			$ 18,738,667